Note 26 - Contingencies and Other Matters	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
26.
CONTINGENCIES AND OTHER MATTERS

Due to the size, complexity and nature of the Company’s operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is probable and the amount can be reasonably estimated. In the opinion of management, these matters will not
have a material effect on the consolidated financial statements of the Company.

Claims and Legal Proceedings Risks

The Company is subject to various claims and legal proceedings covering a wide range of matters that arise in the ordinary course of business activities. Many factors, both known and unknown, could cause actual results, performance or achievements to be materially different from the results, performance or achievements that are or may
be expressed or implied by such forward-looking statements or information and the Company has made assumptions and estimates based on or related to many of these factors. Such factors include, without limitation: availability of time on court calendars in Canada and elsewhere; the recognition of Canadian judgments under Mexican law; the possibility of settlement discussions; the risk of appeal of judgment; and the insufficiency of the defendant’s assets to satisfy the judgment amount. Each of these matters is subject to various uncertainties and it is possible that some of these matters may
be resolved unfavourably to the Company. First Majestic carries liability insurance coverage and establishes provisions for matters that are probable and can be reasonably estimated. In addition, the Company may
be involved in disputes with other parties in the future which may
result in a significant impact on our financial condition, cash flow and results of operations.

Although the Company has taken steps to verify ownership and legal title to mineral properties in which it has an interest, according to the usual industry standards for the stage of mining, development and exploration of such properties, these procedures do not
guarantee the Company’s title. Such properties
may
be subject to prior agreements or transfers, and title
may
be affected by undetected defects. However, management is
not
aware of any such agreements, transfers or defects.

In
April 2013,
the Company received a positive judgment on the First Silver litigation from the Supreme Court of British Columbia (the “Court”), which awarded the sum of
$93.8
million in favour of First Majestic against Hector Davila Santos (the “Defendant”). The Company received a sum of
$14.1
million in
June 2013
as partial payment of the judgment, leaving an unpaid amount of approximately
$59.7
million (
CAD$81.5
million). As part of the ruling, the Court granted orders restricting any transfer or encumbrance of the Bolaños Mine by the Defendant and limiting mining at the Bolaños Mine. The orders also require that the Defendant to preserve net cash flow from the Bolaños Mine in a holding account and periodically provide to the Company certain information regarding the Bolaños Mine. However, there can be no
guarantee that the remainder of the judgment amount will be collected and it is likely that it will be necessary to take additional action in Mexico and/or elsewhere to recover the balance. Therefore, as at
December
31,
2018,
the Company has
not
accrued any of the remaining
$59.7
 million (
CAD$81.5
million) unrecovered judgment in favour of the Company.

Primero Tax Rulings

Since Primero acquired the San Dimas Mine in
August 2010,
it had a Silver Purchase Agreement (“Old Stream Agreement”) that required PEM to sell
100%
of the silver produced from the San Dimas to WPMI, up to
6
million ounces and
50%
of silver produced thereafter, at the lower of: (i) the spot market price and (ii)
$4.04
per ounce plus an annual increase of
1%.

In order to reflect commercial realities and the effects of the Old Stream Agreement, for Mexican income tax purposes, PEM recognized the revenue on these silver sales based on its actual realized revenue (“PEM Realized Price”) instead of at spot market prices.

To obtain assurances that the SAT would accept the PEM Realized Price as the proper price to use to calculate Mexican income taxes, Primero applied for and received an Advanced Pricing Agreement (“APA”) from the SAT. The APA confirmed that the PEM Realized Price would be used as Primero’s basis for calculating taxes owed by Primero on the silver sold under the Old Stream Agreement. Primero believed that the function of an APA was to provide tax certainty and as a result made significant investments in Mexico based on that certainty. On
October 4, 2012,
Primero received the APA Ruling from SAT which confirmed the appropriate price for sales of silver under the Old Stream Agreement. Under Mexican tax law, an APA ruling is generally applicable for up to a five
year period which made this ruling effective retrospectively from
2010
to
2014.

In
February 2016,
PEM received a legal claim from the SAT seeking to nullify the APA. The legal claim initiated does not
identify any different basis for paying taxes, nor have any tax reassessments been received from SAT. The Company is continuing Primero's effort to vigorously defend the validity of its APA. If the SAT is successful in retroactively nullifying the APA, the SAT may
seek to audit and reassess PEM in respect of its sales of silver in connection with the Old Stream Agreement for
2010
through
2014.
If the SAT is successful in retroactively nullifying the APA and issuing reassessments, it would likely have a material adverse effect on the Company’s results of operations, financial condition and cash flows. PEM would have rights of appeal in connection with any reassessments.

In
June 2017
and
October 2017,
as part of the ongoing annual audits of the PEM tax returns, the SAT issued observations letters for the
2010
and
2011
tax years, respectively. Observations letters are issued to a taxpayer in advance of a reassessment being issued and provide an outline of the SAT’s position on matters under audit, and affords the taxpayer an opportunity to respond to such position in advance of the reassessment being issued. In the observations letters issued to PEM, the SAT made explicit its view that PEM should pay taxes based on the market price of silver. As the Company continues to defend the APA in the Mexican legal proceeding, the APA remains valid and the Company will vigorously dispute any reassessment that may
be issued in the future on a basis that assesses taxes on PEM’s historical silver revenues that is inconsistent with the APA. The observations letter does not
represent a tax reassessment and
no
liability has been recognized in the financial statements. Based on the Company’s assessments, the Company believes Primero’s filings were appropriate and continues to believe its tax filing position based upon the APA is correct. Should the Company ultimately be required to pay tax on its silver revenues based on market prices without any mitigating adjustments, the incremental income tax for the years
2010
-
2018
would be approximately
$185
 million, before interest or penalties.

While the Company continues to vigorously defend the validity of the APA and its transfer pricing position, it is also engaging in dialogue with the SAT seeking to resolve matters and bring tax certainty through a negotiated solution. Since
January 1, 2015,
PEM has recorded its revenue from the sale of silver for purposes of Mexican tax accounting in a manner consistent with the APA, on the basis that the applicable facts and laws have not
changed. The Company’s legal and financial advisors continue to believe that the Company has filed its tax returns compliant with applicable Mexican law. Due to the uncertainty in timing of resolution to this matter, which may
take more than
one
year, the Company has classified its income taxes receivable of
$18.7
 million as non-current as at
December
31,
2018
as SAT is
not
expected to pay PEM’s income tax refunds until the dispute is resolved.

To the extent the SAT determines that the appropriate price of silver sales under the Silver Purchase Agreement is significantly different from the realized price and while PEM would have rights of appeal in connection with any reassessments, it is likely to have a material effect on the Company’s business, financial position and results of operations.

Primero Class Action Suit

In
July 2016,
Primero and certain of its officers were served with a class action lawsuit that was filed in federal court in the State of California seeking to recover damages for investors in the Company’s common shares under the U.S. federal securities laws. Primero filed a motion to dismiss this action which was granted on
January 30, 2017.
The plaintiff’s claims were dismissed without prejudice and the plaintiffs filed an amended complaint on
February 27, 2017.
On
July 14, 2017
the Company’s motion to dismiss the amended complaint was granted and the plaintiffs’ claims were dismissed without prejudice. Rather than amend the complaint again, the plaintiffs asked the federal court to enter final judgment and initiated an appeal of the dismissal to the Ninth Circuit Court of Appeals on
September 8, 2017.
The parties have filed their briefs in this appeal and a hearing on the appeal is expected sometime in the first
half of
2019.
The Company continues to vigorously defend this class action lawsuit on behalf of Primero and no
liability has been recognized in the financial statements.